Taxes (Details 3) - COP ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Taxes [Abstract]
Deferred tax assets	$ 4,016,161	$ 4,248,014
Deferred tax liabilities	(1,333,280)	(1,639,703)
Net deferred income tax	$ 2,682,881	$ 2,608,311